Convertible Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Apr. 01, 2018	Apr. 01, 2018	Mar. 23, 2018	Jan. 02, 2016	Sep. 30, 2017	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount					$ 20,000
Interest rate basis	LIBOR plus 10.0%				LIBOR plus 15.0%
Availability of debt or equity financing			$ 100,000		$ 100,000
Price per share								$ 0.7797	$ 0.7797
Glencore Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount								$ 25,000
Interest rate basis		LIBOR plus 10.0%		LIBOR plus 15.0%		LIBOR plus 8.0%	LIBOR plus 4.0%
Percentage of borrowing costs capitalization								100.00%
Availability of debt or equity financing								$ 100,000
Interest costs capitalized								$ 31,248
PolyMet [Member]
Disclosure of detailed information about borrowings [line items]
Price per share								$ 1.2696